Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (dollars in thousands)	Adjusted EBITDAX (8) (dollars in thousands)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
2022	$6,893,021	$10,107,594	$2,664,085	$3,510,794	$481	$310	$480,160	$586,429
2021	2,325,510	28,519,275	1,544,181	9,033,972	423	194	$56,002	$316,422
2020	22,441,710	23,128,955	7,654,497	7,851,006	142	114	$(1,483,236)	$325,804

Company Selected Measure Name	Adjusted EBITDAX
Named Executive Officers, Footnote [Text Block]	Amounts in this column reflect the amounts reported for Mr. Kendall for each corresponding year in the “Total” column of the Summary Compensation Table.
PEO Total Compensation Amount	$ 6,893,021	$ 2,325,510	$ 22,441,710
PEO Actually Paid Compensation Amount	$ 10,107,594	28,519,275	23,128,955
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts in this column represent compensation actually paid to Mr. Kendall, as calculated in accordance with Item 402(v) of Regulation S-K. Because our named executive officers do not participate in a defined benefit plan, no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kendall’s total compensation for each year to determine the compensation actually paid:

Year	Summary Compensation Table Total for PEO	Summary Compensation Table Value of Equity Awards	Equity Award Adjustments (a)	Compensation Actually Paid to PEO
2022	$6,893,021	$(4,864,805)	$8,079,378	$10,107,594
2021	2,325,510	—	26,193,765	28,519,275
2020	22,441,710	(18,249,357)	18,936,602	23,128,955

(a)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the year-over-year change in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; and (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the year-over-year change in fair value as of the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2022	$5,368,992	$1,298,545	$1,411,841	$8,079,378
2021	—	12,674,202	13,519,563	26,193,765
2020	18,936,602	—	—	18,936,602

Non-PEO NEO Average Total Compensation Amount	$ 2,664,085	1,544,181	7,654,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,510,794	9,033,972	7,851,006
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Amounts in this column represent the average amount of compensation actually paid to the NEOs as a group (excluding Mr. Kendall), as calculated in accordance with Item 402(v) of Regulation S-K. Because our NEOs do not participate in a defined benefit plan, no adjustment for pension benefits is included in the table below. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group for each year to determine the compensation actually paid, using the same methodology described above in footnote (2):

Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$2,664,085	$(1,413,120)	$2,259,829	$3,510,794
2021	1,544,181	—	7,489,791	9,033,972
2020	7,654,497	(5,218,175)	5,414,684	7,851,006

(a)    Amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2022	$1,573,755	$328,698	$357,376	$2,259,829
2021	—	3,624,055	3,865,736	7,489,791
2020	5,414,684	—	—	5,414,684

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The charts below describe the relationship of the Company’s TSR relative to its peers as well as the relationship between our PEO and our other NEOs’ compensation actually paid and (i) the Company’s TSR, (ii) the Company’s net income and (iii) the Company’s Adjusted EBITDAX.

Compensation Actually Paid vs. Net Income [Text Block]
The charts below describe the relationship of the Company’s TSR relative to its peers as well as the relationship between our PEO and our other NEOs’ compensation actually paid and (i) the Company’s TSR, (ii) the Company’s net income and (iii) the Company’s Adjusted EBITDAX.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The charts below describe the relationship of the Company’s TSR relative to its peers as well as the relationship between our PEO and our other NEOs’ compensation actually paid and (i) the Company’s TSR, (ii) the Company’s net income and (iii) the Company’s Adjusted EBITDAX.

Total Shareholder Return Vs Peer Group [Text Block]
The charts below describe the relationship of the Company’s TSR relative to its peers as well as the relationship between our PEO and our other NEOs’ compensation actually paid and (i) the Company’s TSR, (ii) the Company’s net income and (iii) the Company’s Adjusted EBITDAX.

Tabular List [Table Text Block]

Most Important Financial and Operational Performance Measures
Relative TSR
Adjusted EBITDAX
CCUS Strategy Execution
Free Cash Flow
Production
HSE Performance
Emissions Reduction

Total Shareholder Return Amount	$ 481	423	142
Peer Group Total Shareholder Return Amount	310	194	114
Net Income (Loss)	$ 480,160,000	$ 56,002,000	$ (1,483,236,000)
Company Selected Measure Amount	586,429,000	316,422,000	325,804,000
PEO Name	Kendall
Additional 402(v) Disclosure [Text Block]	Amounts in this column reflect the average of the amounts reported for our NEOs as a group (excluding Mr. Kendall) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2022, Messrs. Allen, Matthews and Sheppard; for 2021 and 2020, Messrs. Allen and Matthews.On September 21, 2020, Denbury’s new common stock commenced trading on the NYSE under the ticker symbol “DEN”. Total Shareholder Return is determined based on the value of an initial fixed investment on that date of $100 in Denbury’s new common stock.Total Shareholder Return is determined based on the value of an initial fixed investment on that date of $100 in Denbury’s new common stock. The Total Shareholder Return peer group consists of the Dow Jones U.S. Exploration and Production Index.Amounts reported represent the amount of net income (loss) in accordance with GAAP, as reflected in our consolidated audited financial statements for the applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAX
Non-GAAP Measure Description [Text Block]	We define Adjusted EBITDAX as consolidated net income excluding interest expense, tax expense (benefit), depletion, depreciation, amortization and exploration expense, non-cash items, net losses from disposed, abandoned or discontinued operations and all other extraordinary or non-recurring losses and charges. This is a non-GAAP measure and should not be considered as a substitute for net income (loss), cash flow from operations computed under GAAP or any other measure computed in accordance with GAAP.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	CCUS Strategy Execution
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Production
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	HSE Performance
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Emissions Reduction
PEO [Member] | Equity Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,864,805)	$ 0	$ (18,249,357)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,079,378	26,193,765	18,936,602
PEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,368,992	0	18,936,602
PEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,298,545	12,674,202	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,411,841	13,519,563	0
Non-PEO NEO [Member] | Equity Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,413,120)	0	(5,218,175)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,259,829	7,489,791	5,414,684
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,573,755	0	5,414,684
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	328,698	3,624,055	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 357,376	$ 3,865,736	$ 0